Income Taxes (Details)	6 Months Ended
Sep. 30, 2023
U.S. [Member]
Income Taxes (Details) [Line Items]
Federal statutory income tax rate	21.00%
PRC [Member]
Income Taxes (Details) [Line Items]
Federal statutory income tax rate	25.00%
We Health [Member] | U.S. [Member]
Income Taxes (Details) [Line Items]
State income taxes	6.50%
Akso Remote Medical [Member] | U.S. [Member]
Income Taxes (Details) [Line Items]
State income taxes	0.00%
Akso Online MediTech [Member] | U.S. [Member]
Income Taxes (Details) [Line Items]
State income taxes	8.00%